COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ (1,647,869)	$ (1,579,120)	$ (2,134,034)
Acquisition of business (Note 3)	400,047	0	0
Translation differences	(97,148)	(82,515)	(204,512)
Raw materials and consumables used and other movements	6,337,283	4,060,783	4,548,219
Services and fees	110,949	77,698	86,874
Labor cost	673,821	560,513	599,989
Depreciation of property, plant and equipment	348,415	314,649	335,302
Amortization of intangible assets	35,275	40,225	48,442
Maintenance expenses	480,496	457,734	507,895
Office expenses	7,350	7,112	6,683
Insurance	7,968	8,432	9,435
(Recovery) Charge of obsolescence allowance	(4,028)	4,600	(4,816)
Recovery from sales of scrap and by-products	(25,973)	(21,010)	(31,096)
Others	31,631	24,918	19,943
Cost of Sales	$ 7,403,025	$ 5,384,390	$ 6,477,272